Inventories (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Current materials and supplies to be consumed in production process or rendering services	$ 347,100	$ 333,194
Cost of inventories recognised as expense during period	105,282,000	96,284,000
Cost of sales	$ 1,483,524,000	$ 1,394,822,000	$ 1,328,285,000